UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03897

Putnam Mortgage Securities Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Mortgage Securities Fund
Class A [PGSIX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$45	0.88%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$386,100,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	400
Portfolio Turnover Rate	435%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 1	38913-STSA-0526

Putnam Mortgage Securities Fund
Class C [PGVCX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$83	1.63%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$386,100,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	400
Portfolio Turnover Rate	435%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 1	38913-STSC-0526

Putnam Mortgage Securities Fund
Class R [PGVRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$57	1.13%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$386,100,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	400
Portfolio Turnover Rate	435%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 1	38913-STSR-0526

Putnam Mortgage Securities Fund
Class R6 [POLYX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.49%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$386,100,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	400
Portfolio Turnover Rate	435%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 1	38913-STSR6-0526

Putnam Mortgage Securities Fund
Class Y [PUSYX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$32	0.63%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$386,100,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	400
Portfolio Turnover Rate	435%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 1	38913-STSY-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Mortgage Securities
Fund
Financial Statements and Other Important Information
Semi-Annual | March 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 21
Notes to Financial Statements 25
Changes In and Disagreements with Accountants 41
Results of Meeting(s) of Shareholders 41
Remuneration Paid to Directors, Officers and Others 41
Board Approval of Management and Subadvisory Agreements 41

Putnam Mortgage Securities Fund
Financial Highlights
Putnam Mortgage Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.88 $8.64 $8.34 $9.65 $11.87 $12.02
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.47 0.59 0.59 0.55 0.53
Net realized and unrealized gains (losses) 0.08 (0.07) 0.58 (0.67) (2.28) (0.19)
Total from investment operations ........ 0.28 0.40 1.17 (0.08) (1.73) 0.34
Less distributions from:
Net investment income .............. (0.22) (1.16) (0.87) (1.23) (0.49) (0.14)
Tax return of capital ................ — — — — — (0.35)
Total distributions ................... (0.22) (1.16) (0.87) (1.23) (0.49) (0.49)
Net asset value, end of period .......... $7.94 $7.88 $8.64 $8.34 $9.65 $11.87
Total return
c
....................... 3.63% 5.59% 14.76% (1.41)% (14.96)% 2.80%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.90% 0.92% 0.95% 0.97% 0.92% 0.89%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.88% 0.91% 0.95%
e
0.97%
e,f
0.92%
e,f,g
0.78%
e
Net investment income ............... 5.09% 5.93% 6.98% 6.52% 5.02% 4.29%
Supplemental data
Net assets, end of period (000’s) ........ $345,984 $359,037 $391,226 $375,957 $442,394 $606,657
Portfolio turnover rate ................ 435% 1013% 1383% 1500% 863% 974%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.01%.

Putnam Mortgage Securities Fund
Financial Highlights
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.77 $8.53 $8.24 $9.54 $11.74 $11.90
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.40 0.52 0.52 0.46 0.42
Net realized and unrealized gains (losses) 0.07 (0.06) 0.58 (0.66) (2.25) (0.18)
Total from investment operations ........ 0.24 0.34 1.10 (0.14) (1.79) 0.24
Less distributions from:
Net investment income .............. (0.19) (1.10) (0.81) (1.16) (0.41) (0.11)
Tax return of capital ................ — — — — — (0.29)
Total distributions ................... (0.19) (1.10) (0.81) (1.16) (0.41) (0.40)
Net asset value, end of period .......... $7.82 $7.77 $8.53 $8.24 $9.54 $11.74
Total return
c
....................... 3.17% 4.86% 13.94% (2.07)% (15.60)% 1.94%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.65% 1.67% 1.70% 1.72% 1.67% 1.64%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.63% 1.66% 1.70%
e
1.72%
e,f
1.67%
e,f,g
1.53%
e
Net investment income ............... 4.33% 5.17% 6.21% 5.76% 4.25% 3.44%
Supplemental data
Net assets, end of period (000’s) ........ $1,536 $1,651 $1,613 $2,268 $3,467 $5,938
Portfolio turnover rate ................ 435% 1013% 1383% 1500% 863% 974%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.01%.

Putnam Mortgage Securities Fund
Financial Highlights
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.74 $8.50 $8.22 $9.52 $11.71 $11.88
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.44 0.56 0.56 0.52 0.49
Net realized and unrealized gains (losses) 0.07 (0.06) 0.57 (0.66) (2.24) (0.20)
Total from investment operations ........ 0.26 0.38 1.13 (0.10) (1.72) 0.29
Less distributions from:
Net investment income .............. (0.21) (1.14) (0.85) (1.20) (0.47) (0.13)
Tax return of capital ................ — — — — — (0.33)
Total distributions ................... (0.21) (1.14) (0.85) (1.20) (0.47) (0.46)
Net asset value, end of period .......... $7.79 $7.74 $8.50 $8.22 $9.52 $11.71
Total return
c
....................... 3.45% 5.41% 14.41% (1.58)% (15.11)% 2.41%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.15% 1.17% 1.20% 1.22% 1.17% 1.14%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.13% 1.16% 1.20%
e
1.22%
e,f
1.17%
e,f,g
1.03%
e
Net investment income ............... 4.84% 5.68% 6.71% 6.27% 4.77% 4.02%
Supplemental data
Net assets, end of period (000’s) ........ $3,290 $3,288 $4,151 $4,518 $4,593 $6,479
Portfolio turnover rate ................ 435% 1013% 1383% 1500% 863% 974%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.01%.

Putnam Mortgage Securities Fund
Financial Highlights
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.73 $8.49 $8.21 $9.52 $11.71 $11.88
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.49 0.61 0.62 0.59 0.57
Net realized and unrealized gains (losses) 0.08 (0.06) 0.58 (0.67) (2.25) (0.20)
Total from investment operations ........ 0.29 0.43 1.19 (0.05) (1.66) 0.37
Less distributions from:
Net investment income .............. (0.24) (1.19) (0.91) (1.26) (0.53) (0.15)
Tax return of capital ................ — — — — — (0.39)
Total distributions ................... (0.24) (1.19) (0.91) (1.26) (0.53) (0.54)
Net asset value, end of period .......... $7.78 $7.73 $8.49 $8.21 $9.52 $11.71
Total return
c
....................... 3.79% 6.15% 15.25% (1.04)% (14.58)% 3.07%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.51% 0.51% 0.54% 0.56% 0.53% 0.52%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.49% 0.51%
e
0.54%
e
0.56%
e,f
0.53%
e,f,g
0.41%
e
Net investment income ............... 5.48% 6.33% 7.33% 6.94% 5.40% 4.67%
Supplemental data
Net assets, end of period (000’s) ........ $3,508 $3,383 $3,979 $5,451 $5,123 $6,069
Portfolio turnover rate ................ 435% 1013% 1383% 1500% 863% 974%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.01%.

Putnam Mortgage Securities Fund
Financial Highlights
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.72 $8.49 $8.21 $9.52 $11.71 $11.88
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.48 0.61 0.60 0.58 0.55
Net realized and unrealized gains (losses) 0.07 (0.07) 0.57 (0.66) (2.25) (0.19)
Total from investment operations ........ 0.28 0.41 1.18 (0.06) (1.67) 0.36
Less distributions from:
Net investment income .............. (0.23) (1.18) (0.90) (1.25) (0.52) (0.15)
Tax return of capital ................ — — — — — (0.38)
Total distributions ................... (0.23) (1.18) (0.90) (1.25) (0.52) (0.53)
Net asset value, end of period .......... $7.77 $7.72 $8.49 $8.21 $9.52 $11.71
Total return
c
....................... 3.71% 5.85% 15.08% (1.17)% (14.71)% 2.93%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.65% 0.67% 0.70% 0.72% 0.67% 0.64%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.63% 0.66% 0.70%
e
0.72%
e,f
0.67%
e,f,g
0.53%
e
Net investment income ............... 5.32% 6.17% 7.24% 6.77% 5.23% 4.59%
Supplemental data
Net assets, end of period (000’s) ........ $31,784 $40,676 $33,222 $22,575 $27,715 $77,518
Portfolio turnover rate ................ 435% 1013% 1383% 1500% 863% 974%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.01%.

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited), March 31, 2026
Putnam Mortgage Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 4.8%
Financial Services 4.8%
Bayview Financial Mortgage Pass-Through Trust , 2006-C , 1A3 , 6.528% , 11/28/36 ...
$ 1,210,106 $ 1,203,710
a
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A, 6.93% , 10/28/60 ....
239,021 244,680
b
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.273% , ( 1-month SOFR +
0.594% ), 6/25/36 .................................................. 1,689,227 1,654,849
a
Castlelake Aircraft Structured Trust , 2025-2A , A , 144A, 5.465% , 8/15/50 ..........
800,871 801,841
b
CWABS, Inc. Asset-Backed Certificates Trust , 2007-10 , 1A1 , FRN , 3.973% , ( 1-month
SOFR + 0.294% ), 6/25/47 ........................................... 2,498,943 2,410,010
a
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 ...................
420,000 408,236
a
GGAM Master Trust International Ltd. , 2025-1A , A , 144A, 5.923% , 9/30/60 ........
743,024 742,708
a
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
998,870 1,000,537
a
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 .............................
1,482,125 1,459,969
b
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE9 , M2 , FRN , 4.723% , ( 1-month
SOFR + 1.044% ), 11/25/34 .......................................... 11,866 11,893
a
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
1,026,000 863,226
a
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 ...................
235,871 235,052
a
PRET LLC ,
2025-NPL9, A1, 144A, 5.391%, 8/25/55 ................................. 1,789,177 1,792,078
2026-NPL3, A1, 144A, 4.968%, 2/25/56 ................................. 1,478,644 1,467,631
a,b
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.119% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 568,744 568,257
a
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% , 1/20/51 ..............
731,000 726,632
a
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 ....................
991,000 971,758
a,b
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.012% , ( 30-day SOFR
Average + 1.35% ), 7/25/65 ........................................... 823,827 824,261
a,c
Tricolor Auto Securitization Trust ,
2024-1A, A, 144A, 6.61%, 10/15/27 .................................... 456,614 453,600
2025-1A, A, 144A, 4.94%, 2/15/29 ..................................... 266,833 165,010
a
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 ..........................
222,591 221,513
b
Wells Fargo Home Equity Asset-Backed Securities Trust , 2007-2 , A3 , FRN , 4.253% ,
( 1-month SOFR + 0.574% ), 4/25/37 .................................... 277,551 275,696
18,503,147
a a a a a
Total Asset-Backed Securities (Cost $18,333,854) ...............................
18,503,147
Commercial Mortgage-Backed Securities 26.3%
Financial Services 26.3%
BANK ,
a
2018-BN11, D, 144A, 3%, 3/15/61 ..................................... 959,000 811,866
d,e
2024-BNK48, XA, IO, FRN, 1.144%, 10/15/57 ............................ 9,561,238 737,945
d,e
BANK5 Trust , 2024-5YR10 , XA , IO, FRN , 1.188% , 10/15/57 ...................
14,866,835 536,141
a
Barclays Commercial Mortgage Trust ,
2019-C4, E, 144A, 3.25%, 8/15/52 ..................................... 2,034,000 1,146,668
e
2019-C5, F, 144A, FRN, 2.552%, 11/15/52 ............................... 1,001,000 628,267
BBCMS Mortgage Trust ,
a
2026-5C40, E, 144A, 4.25%, 2/15/59 ................................... 1,000,000 695,057
d,e
2024-5C29, XA, IO, FRN, 1.598%, 9/15/57 ............................... 19,212,761 914,745
d,e
2025-C32, XA, IO, FRN, 1.128%, 2/15/62 ................................ 10,550,305 847,022
a,d,e
2026-5C40, XE, IO, 144A, FRN, 2.126%, 2/15/59 .......................... 1,000,000 88,970
Benchmark Mortgage Trust ,
e
2018-B1, C, FRN, 4.202%, 1/15/51 .................................... 718,000 589,759
a
2018-B1, D, 144A, 2.75%, 1/15/51 ..................................... 1,800,000 708,094
a,e
2018-B3, D, 144A, FRN, 3.045%, 4/10/51 ............................... 1,141,000 800,118
a
2019-B11, D, 144A, 3%, 5/15/52 ...................................... 1,556,000 878,113

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Benchmark Mortgage Trust, (continued)
a,e
2018-B1, E, 144A, FRN, 3%, 1/15/51 ................................... $ 1,840,000 $ 593,742
d,e
2024-V10, XA, IO, FRN , 1.305%, 9/15/57 ................................ 12,777,639 497,970
d,e
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................................ 23,287,961 433,394
d,e
2019-B15, XA, IO, FRN, 0.8%, 12/15/72 ................................. 13,430,696 307,474
d,e
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 ................
11,391,980 443,000
a,e
BWAY Mortgage Trust ,
2022-26BW, E, 144A, FRN, 4.866%, 2/10/44 ............................. 1,133,000 631,405
2022-26BW, F, 144A, FRN, 4.866%, 2/10/44 ............................. 2,305,000 1,143,063
a,e
BX Trust , 2025-ARIA , C , 144A, FRN , 5.517% , 12/13/42 .......................
773,000 771,512
CD Mortgage Trust ,
e
2017-CD3, B, FRN, 3.984%, 2/10/50 ................................... 826,000 555,266
e
2017-CD4, B, FRN, 3.947%, 5/10/50 ................................... 1,408,000 1,291,540
e
2017-CD3, C, FRN, 4.557%, 2/10/50 ................................... 1,638,000 609,558
a
2017-CD3, D, 144A, 3.25%, 2/10/50 .................................... 1,567,128 94,459
a
2019-CD8, D, 144A, 3%, 8/15/57 ...................................... 1,450,000 959,227
CFCRE Commercial Mortgage Trust ,
2016-C7, A3, 3.839%, 12/10/54 ....................................... 624,000 620,344
a,e
2011-C2, E, 144A, FRN, 5.249%, 12/15/47 ............................... 603,000 570,537
Citigroup Commercial Mortgage Trust ,
e
2015-GC33, C, FRN, 4.336%, 9/10/58 .................................. 770,000 671,247
a,e
2015-GC27, D, 144A, FRN, 4.379%, 2/10/48 ............................. 1,517,660 1,485,765
2015-GC33, D, 3.172%, 9/10/58 ....................................... 250,000 153,750
a
2015-GC27, E, 144A, 3%, 2/10/48 ..................................... 2,035,000 1,900,608
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 1,721,000 1,670,968
2013-CR12, AM, 4.3%, 10/10/46 ...................................... 963,311 924,036
e
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................................. 364,833 360,228
a
2012-CR4, B, 144A, 3.703%, 10/15/45 .................................. 924,000 629,099
2014-CR17, B, 4.377%, 5/10/47 ....................................... 615,153 609,494
e
2015-DC1, B, FRN, 4.035%, 2/10/48 ................................... 1,285,000 1,232,572
a,e
2013-CR6, C, 144A, FRN, 3.777%, 3/10/46 .............................. 765,000 745,157
e
2014-CR16, C, FRN, 4.724%, 4/10/47 .................................. 1,741,904 1,673,722
e
2014-CR17, C, FRN, 4.471%, 5/10/47 .................................. 1,360,000 1,285,497
e
2014-UBS3, C, FRN, 4.494%, 6/10/47 .................................. 409,000 381,710
e
2014-UBS4, C, FRN, 4.457%, 8/10/47 .................................. 397,060 314,075
a,e
2012-LC4, D, 144A, FRN, 5.351%, 12/10/44 ............................. 2,249,245 1,733,532
a,e
2013-CR7, D, 144A, FRN, 4.152%, 3/10/46 .............................. 677,929 664,751
a,e
2013-LC13, D, 144A, FRN, 5.012%, 8/10/46 ............................. 2,439,484 2,290,861
a,e
2013-CR13, D, 144A, FRN, 6.702%, 11/10/46 ............................ 1,509,790 854,904
a,e
2014-CR17, D, 144A, FRN, 4.535%, 5/10/47 ............................. 1,959,000 1,662,256
a,e
2014-UBS4, D, 144A, FRN, 4.52%, 8/10/47 .............................. 757,000 178,865
a
2015-LC19, D, 144A, 2.867%, 2/10/48 .................................. 1,240,000 1,167,513
e
2015-CR26, D, FRN, 3.613%, 10/10/48 ................................. 1,351,375 1,105,051
a
2017-COR2, D, 144A, 3%, 9/10/50 ..................................... 882,000 801,787
a,e
2018-COR3, D, 144A, FRN, 2.769%, 5/10/51 ............................. 499,000 198,253
a
2013-LC6, E, 144A, 3.5%, 1/10/46 ..................................... 701,000 660,883
a,e
2015-LC19, E, 144A, FRN, 4.408%, 2/10/48 .............................. 1,436,000 1,327,554
CSAIL Commercial Mortgage Trust ,
e
2015-C1, B, FRN, 3.742%, 4/15/50 .................................... 773,687 746,201
e
2015-C3, C, FRN, 4.13%, 8/15/48 ..................................... 841,462 816,902
e
2015-C1, C, FRN, 3.742%, 4/15/50 .................................... 644,000 602,285
e
2015-C2, C, FRN, 4.12%, 6/15/57 ..................................... 299,852 287,440
a
2019-C17, D, 144A, 2.5%, 9/15/52 ..................................... 798,000 446,675
e
2015-C2, D, FRN, 4.12%, 6/15/57 ..................................... 838,000 740,940

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.294% , 8/10/44 ............
$ 1,237,891 $ 1,210,776
e
GS Mortgage Securities Trust ,
2014-GC24, B, FRN, 4.297%, 9/10/47 .................................. 646,251 625,807
a
2014-GC24, D, 144A, FRN, 4.318%, 9/10/47 ............................. 1,892,000 1,314,921
a
2017-GS5, D, 144A, FRN, 3.509%, 3/10/50 .............................. 1,021,000 107,708
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11, B, 3.499%, 4/15/46 ....................................... 52,366 51,092
e
2013-C10, C, FRN, 3.905%, 12/15/47 .................................. 336,733 326,885
a,e
2011-C3, D, 144A, FRN, 5.526%, 2/15/46 ............................... 1,123,000 1,062,839
e
2013-LC11, D, FRN, 3.607%, 4/15/46 ................................... 199,266 1,494
a,e
2012-LC9, D, 144A, FRN, 3.499%, 12/15/47 ............................. 1,408,000 1,375,388
e
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.474%, 2/15/47 ................................... 630,923 627,112
2014-C25, B, FRN, 4.347%, 11/15/47 ................................... 1,497,000 1,398,529
2014-C22, C, FRN, 4.514%, 9/15/47 ................................... 1,124,000 1,072,135
2013-C12, D, FRN, 3.859%, 7/15/45 ................................... 1,408,000 1,340,306
a
2013-C14, D, 144A, FRN, 3.931%, 8/15/46 .............................. 1,732,000 1,386,548
a
2014-C23, D, 144A, FRN, 4.037%, 9/15/47 .............................. 726,000 665,949
a
2013-C12, E, 144A, FRN, 3.859%, 7/15/45 ............................... 1,235,000 864,500
a,e
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.414% ,
9/15/50 ......................................................... 859,000 626,600
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, B, 4.522%, 6/15/51 ......................................... 636,000 607,340
e
2018-C8, C, FRN, 4.755%, 6/15/51 .................................... 835,000 767,412
a,e
2016-C2, D, 144A, FRN, 3.427%, 6/15/49 ............................... 2,330,000 1,142,535
a
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% , 3/10/50 ..........
796,000 788,757
a,e
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN , 5.935% , 10/15/42 ...
1,551,000 1,577,561
Morgan Stanley Bank of America Merrill Lynch Trust ,
e
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 958,842 915,907
e
2013-C10, B, FRN, 3.951%, 7/15/46 ................................... 1,075,699 1,022,651
e
2013-C9, C, FRN, 3.704%, 5/15/46 .................................... 1,398,000 1,291,667
e
2015-C22, C, FRN, 3.97%, 4/15/48 .................................... 1,616,000 1,412,571
e
2017-C34, C, FRN , 4.164%, 11/15/52 ................................... 751,000 668,685
a,e
2013-C9, D, 144A, FRN, 3.792%, 5/15/46 ............................... 1,122,000 1,026,282
a,e
2013-C12, D, 144A, FRN, 4.601%, 10/15/46 ............................. 800,000 765,410
a
2014-C19, D, 144A, 3.25%, 12/15/47 ................................... 688,475 678,537
a,e
2012-C6, E, 144A, FRN, 4.345%, 11/15/45 ............................... 1,677,000 1,146,666
a,e
2013-C12, E, 144A, FRN, 4.601%, 10/15/46 .............................. 1,232,618 963,982
a,e
2013-C10, F, 144A, FRN, 3.951%, 7/15/46 ............................... 2,316,000 355,197
a,e
2012-C6, G, 144A, FRN, 4.5%, 11/15/45 ................................ 1,288,000 73,652
e
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................................. 1,920,000 1,895,956
a
2011-C3, E, 144A, FRN, 4.941%, 7/15/49 ................................ 1,306,711 1,295,104
a
PRET LLC , 2025-NPL4 , A1 , 144A, 6.368% , 4/25/55 .........................
1,056,489 1,058,273
e
UBS Commercial Mortgage Trust ,
2017-C3, C, FRN, 4.352%, 8/15/50 .................................... 1,405,000 1,326,272
2018-C11, C, FRN, 4.867%, 6/15/51 ................................... 986,000 916,221
a
2018-C11, D, 144A, FRN, 3%, 6/15/51 .................................. 1,695,000 1,133,568
a
2012-C1, E, 144A, FRN, 5%, 5/10/45 ................................... 1,132,786 1,080,372
a,e
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 .........................
627,000 625,001
Wells Fargo Commercial Mortgage Trust ,
e
2015-C31, C, FRN, 4.672%, 11/15/48 ................................... 16,430 16,191
e
2016-BNK1, C, FRN, 3.071%, 8/15/49 .................................. 790,000 572,421
e
2018-C46, C, FRN, 4.947%, 8/15/51 ................................... 868,000 816,998

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
e
2020-C57, C, FRN, 4.023%, 8/15/53 ................................... $ 418,000 $ 382,516
e
2015-C29, D, FRN, 4.091%, 6/15/48 ................................... 116,788 113,583
2015-C31, D, 3.852%, 11/15/48 ....................................... 2,189,000 1,986,124
a
2017-RB1, D, 144A, 3.401%, 3/15/50 ................................... 991,000 451,493
e
2016-NXS5, D, FRN, 4.948%, 1/15/59 .................................. 1,174,000 613,403
a
2016-C33, D, 144A, 3.123%, 3/15/59 ................................... 1,171,227 1,145,606
a,e
2015-C31, E, 144A, FRN, 4.672%, 11/15/48 .............................. 1,550,000 984,064
e
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................................... 1,544,467 1,523,466
2014-C23, B, FRN, 4.315%, 10/15/57 ................................... 842,000 816,981
2013-C15, C, FRN, 4.152%, 8/15/46 ................................... 985,000 905,831
2014-C21, C, FRN, 4.234%, 8/15/47 ................................... 1,353,000 1,291,730
a
2013-C11, D, 144A, FRN, 4.296%, 3/15/45 ............................... 1,284,115 1,162,087
a
2011-C4, E, 144A, FRN, 4.96%, 6/15/44 ................................. 1,066,568 1,023,271
101,629,770
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $111,805,659) ...............
101,629,770
Mortgage-Backed Securities 215.6%
Federal National Mortgage Association (FNMA) Fixed Rate 171.3%
f
Uniform Mortgage-Backed Securities, 1.5%, TBA, 4/25/41 ..................... 11,000,000 9,891,993
f
Uniform Mortgage-Backed Securities, 2%, TBA, 4/25/41 ...................... 18,000,000 16,562,366
f
Uniform Mortgage-Backed Securities, 2%, TBA, 4/25/56 ...................... 75,000,000 60,427,734
f
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/41 ..................... 9,000,000 8,504,584
f
Uniform Mortgage-Backed Securities, 2.5%, TBA, 4/25/56 ..................... 48,000,000 40,395,078
f
Uniform Mortgage-Backed Securities, 3%, TBA, 4/25/41 ...................... 4,000,000 3,820,803
f
Uniform Mortgage-Backed Securities, 3%, TBA, 4/25/56 ...................... 26,000,000 22,840,791
f
Uniform Mortgage-Backed Securities, 3.5%, TBA, 4/25/41 ..................... 2,000,000 1,925,572
f
Uniform Mortgage-Backed Securities, 3.5%, TBA, 4/25/56 ..................... 24,000,000 22,005,082
f
Uniform Mortgage-Backed Securities, 4%, TBA, 4/25/56 ...................... 8,000,000 7,550,064
f
Uniform Mortgage-Backed Securities, 4.5%, TBA, 4/25/56 ..................... 36,500,000 35,206,942
f
Uniform Mortgage-Backed Securities, 5%, TBA, 4/25/56 ...................... 8,000,000 7,890,888
f
Uniform Mortgage-Backed Securities, 5.5%, TBA, 4/25/56 ..................... 168,000,000 168,913,525
f
Uniform Mortgage-Backed Securities, 6%, TBA, 4/25/56 ...................... 180,000,000 183,848,239
f
Uniform Mortgage-Backed Securities, 6.5%, TBA, 4/25/56 ..................... 69,000,000 71,391,542
661,175,203
g
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 5.375%, (1-year CMT T-Note +/- MBS Margin), 7/20/26 ................ 94 94
Government National Mortgage Association (GNMA) Fixed Rate 44.3%
GNMA I, Single-family, 30 Year, 5.5%, 8/15/35 .............................. 55 57
f
GNMA II, Single-family, 30 Year, 2%, 4/15/56 ............................... 15,000,000 12,394,922
f
GNMA II, Single-family, 30 Year, 2.5%, 4/15/56 ............................. 16,000,000 13,767,500
f
GNMA II, Single-family, 30 Year, 3%, 4/15/56 ............................... 11,000,000 9,821,966
f
GNMA II, Single-family, 30 Year, 3.5%, 4/15/56 ............................. 14,000,000 12,843,150
f
GNMA II, Single-family, 30 Year, 4%, 4/15/56 ............................... 13,000,000 12,179,553
f
GNMA II, Single-family, 30 Year, 4.5%, 4/15/56 ............................. 7,000,000 6,763,496
f
GNMA II, Single-family, 30 Year, 5%, 4/15/56 ............................... 10,000,000 9,905,367
f
GNMA II, Single-family, 30 Year, 5.5%, 4/15/56 ............................. 4,000,000 4,026,100
f
GNMA II, Single-family, 30 Year, 6%, 4/15/56 ............................... 84,000,000 85,345,893
f
GNMA II, Single-family, 30 Year, 6.5%, 4/15/56 ............................. 4,000,000 4,157,548
171,205,552
Total Mortgage-Backed Securities (Cost $835,750,734) ...........................
832,380,849

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities 16.8%
Financial Services 16.8%
a
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................................ $ 957,737 $ 956,210
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................................ 1,076,117 1,085,582
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............................... 1,288,415 1,299,209
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................................ 1,152,284 1,158,162
b
Alternative Loan Trust , 2006-OA19 , A1 , FRN , 3.97% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................................... 1,508,218 1,233,795
b
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 3.983% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 4,682,429 2,842,643
a,e
Arroyo Mortgage Trust , 2019-3 , M1 , 144A, FRN , 4.204% , 10/25/48 ..............
750,000 700,919
Bear Stearns ALT-A Trust ,
b
2005-10, 11A1, FRN, 4.293%, (1-month SOFR + 0.614%), 1/25/36 ............. 145,776 142,873
e
2005-8, 21A1, FRN, 4.902%, 10/25/35 .................................. 247,886 206,599
a
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 .................
1,602,067 1,612,501
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
1,226,110 1,232,109
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6.5% , 10/25/36 ....
1,682,686 1,468,186
a,b
FHLMC STACR REMIC Trust ,
2020-HQA2, B2, 144A, FRN, 11.376%, (30-day SOFR Average + 7.714%), 3/25/50 1,000,000 1,201,258
2020-HQA3, B2, 144A, FRN, 13.776%, (30-day SOFR Average + 10.114%), 7/25/50 916,000 1,205,573
2020-DNA4, B2, 144A, FRN, 13.776%, (30-day SOFR Average + 10.114%), 8/25/50 2,647,000 3,500,533
2021-DNA1, B2, 144A, FRN, 8.412%, (30-day SOFR Average + 4.75%), 1/25/51 .. 1,330,000 1,487,968
a,b
FHLMC STACR Trust ,
2019-FTR3, B2, 144A, FRN, 8.576%, ( 30-day SOFR Average + 4.914%), 9/25/47 . 371,000 402,778
2019-FTR1, B2, 144A, FRN, 12.126%, (30-day SOFR Average + 8.464%), 1/25/48 2,681,000 3,167,400
2018-HQA2, B2, 144A, FRN, 14.776%, (30-day SOFR Average + 11.114%), 10/25/48 2,108,000 2,562,845
2019-DNA1, B2, 144A, FRN, 14.526%, (30-day SOFR Average + 10.864%), 1/25/49 4,520,000 5,545,094
2019-HQA2, B2, 144A, FRN, 15.026%, (30-day SOFR Average + 11.364%), 4/25/49 637,000 749,620
2019-DNA4, B2, 144A, FRN, 10.026%, ( 30-day SOFR Average + 6.364%), 10/25/49 1,070,000 1,183,275
e
FHLMC, Structured Pass-Through Certificates ,
T-57, 2A1, FRN, 4.891%, 7/25/43 ...................................... 8,253 8,069
T-59, 2A1, FRN, 4.232%, 10/25/43 ..................................... 4,192 3,585
FNMA ,
e
2003-W3, 1A4, FRN, 4.87%, 8/25/42 ................................... 10,615 10,347
e
2004-W2, 4A, FRN, 5.03%, 2/25/44 .................................... 1,852 1,827
d,e
2001-79, BI, IO, FRN, 0.259%, 3/25/45 ................................. 355,980 2,172
2003-34, P1, Strip, 4/25/43 ........................................... 26,980 24,929
b
FNMA Connecticut Avenue Securities Trust ,
2016-C03, 1B, FRN, 15.526%, (30-day SOFR Average + 11.864%), 10/25/28 ..... 2,801,067 2,820,971
2016-C04, 1B, FRN, 14.026%, (30-day SOFR Average + 10.364%), 1/25/29 ...... 775,511 795,982
2016-C06, 1B, FRN, 13.026%, (30-day SOFR Average + 9.364%), 4/25/29 ....... 501,224 520,378
a
2020-R01, 1B1, 144A, FRN, 7.026%, (30-day SOFR Average + 3.364%), 1/25/40 .. 347,000 351,855
a
2020-SBT1, 1B1, 144A, FRN, 10.526%, (30-day SOFR Average + 6.864%), 2/25/40 3,455,000 3,603,329
a
2020-SBT1, 1M2, 144A, FRN, 7.426%, (30-day SOFR Average + 3.764%), 2/25/40 1,887,000 1,930,283
2016-C03, 2B, FRN, 16.526%, (30-day SOFR Average + 12.864%), 10/25/28 ..... 465,059 468,828
a
2020-R02, 2B1, 144A, FRN, 6.776%, ( 30-day SOFR Average + 3.114%), 1/25/40 .. 311,000 315,056
a
2022-R02, 2M2, 144A, FRN, 6.662%, (30-day SOFR Average + 3%), 1/25/42 ..... 2,941,821 2,973,808
e
FNMA REMIC Trust ,
2003-W14, 2A, FRN, 4.991%, 1/25/43 .................................. 5,305 5,204
2003-W11, A1, FRN, 7.267%, 6/25/33 .................................. 192 195
2004-W7, A2, FRN, 7.347%, 3/25/34 ................................... 1,960 1,975
a
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
542,879 530,559
b
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.311% , ( 1-month SOFR +
0.634% ), 5/19/35 .................................................. 949,312 246,886

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,b
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 7.812% , ( 30-day SOFR Average + 4.15% ),
1/25/34 ......................................................... $ 1,000,000 $ 1,008,824
a
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
141,337 142,570
b
J.P. Morgan Alternative Loan Trust , 2006-A6 , 1A1 , FRN , 4.113% , ( 1-month SOFR +
0.434% ), 11/25/36 ................................................. 839,284 736,956
a
J.P. Morgan Mortgage Trust ,
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................................. 1,424,828 1,433,567
b
2024-9, A11, 144A, FRN, 5.012%, ( 30-day SOFR Average + 1.35%), 2/25/55 ..... 1,490,329 1,494,110
MFA Trust ,
2024-NPL1, A1, 6.33%, 9/25/54 ....................................... 532,288 533,343
a
2023-NQM3, A1, 144A, 6.617%, 7/25/68 ................................ 294,967 295,782
a
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................................ 933,126 932,797
a,b
Morgan Stanley Residential Mortgage Loan Trust ,
2024-3, AF, 144A, FRN, 5.012%, (30-day SOFR Average + 1.35%), 7/25/54 ...... 834,546 836,101
2024-4, AF, 144A, FRN, 5.012%, (30-day SOFR Average + 1.35%), 9/25/54 ...... 757,003 758,246
a
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 ..........................
261,178 259,258
a
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............................
565,740 560,199
a
Saluda Grade Alternative Mortgage Trust , 2024-RTL6 , A1 , 144A, 7.439% , 7/25/30 ...
509,000 512,748
a,b
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%), 7/23/26 ............. 1,458,000 1,469,891
2025-3, A, 144A, FRN, 4.578%, (1-month SOFR + 0.9%), 9/23/26 ............. 1,450,000 1,455,249
2025-7, A, 144A, FRN, 4.578%, ( 1-month SOFR + 0.9%), 11/24/26 ............. 1,448,000 1,451,330
b
Structured Asset Mortgage Investments II Trust , 2006-AR7 , A1BG , FRN , 3.913% ,
( 1-month SOFR + 0.234% ), 8/25/36 .................................... 181,441 161,916
a,e
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ............
862,000 781,257
b
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR8 , 2AC2 , FRN , 4.713% ,
( 1-month SOFR + 1.034% ), 7/25/45 .................................... 418,331 403,087
64,788,601
a a a a a
Total Residential Mortgage-Backed Securities (Cost $64,472,804) .................
64,788,601
Agency Commercial Mortgage-Backed Securities 32.5%
Financial Services 32.5%
FHLMC ,
3391, Strip, 4/15/37 ................................................ 17,278 15,155
d
5457, IO, 5%, 10/25/54 ............................................. 3,666,208 737,945
e
3117, AF, FRN, Zero Cpn., 2/15/36 ..................................... 8,812 7,799
d
4953, AI, IO, 4%, 2/25/50 ............................................ 3,750,430 748,860
3369, BO, Strip, 9/15/37 ............................................. 970 830
d
304, C37, IO, 3.5%, 12/15/27 ......................................... 13,754 191
b
3065, DC, FRN, 8.5%, (-3 x 30-day SOFR Average + 19.517%), 3/15/35 ........ 626,514 647,461
d
4018, DI, IO, 4.5%, 7/15/41 .......................................... 72,805 666
b,d
5003, DS, IO, FRN, 2.324%, (-1 x 30-day SOFR Average + 5.986%), 8/25/50 ..... 5,732,785 738,312
d
5529, EI, IO, 4.5%, 11/25/51 ......................................... 3,245,974 713,769
b
3408, EK, FRN, 10.556%, (-4 x 30-day SOFR Average + 25.332%), 4/15/37 ...... 87,548 102,959
b
406, F30, FRN, 4.812%, (30-day SOFR Average + 1.15%), 10/25/53 ........... 499,055 504,309
b
5391, FC, FRN, 4.762%, ( 30-day SOFR Average + 1.1%), 3/25/54 ............. 407,010 410,236
b,d
4326, GS, IO, FRN, 2.263%, (-1 x 30-day SOFR Average + 5.936%), 4/15/44 ..... 6,629,260 655,479
d
5349, IB, IO, 4%, 12/15/46 ........................................... 4,090,171 855,456
d
5050, IM, IO, 3.5%, 10/25/50 ......................................... 8,186,325 1,605,976
d
4136, IQ, IO, 3.5%, 11/15/42 ......................................... 2,398,137 236,636
d
5071, IV, IO, 3%, 12/25/50 ........................................... 15,696,716 2,588,866
d
5459, KI, IO, 5%, 7/25/48 ............................................ 4,108,223 567,882
d
5121, KI, IO, 4%, 6/25/51 ............................................ 5,951,416 1,448,665
b,d
4915, SD, IO, FRN, 2.274%, (-1 x 30-day SOFR Average + 5.936%), 9/25/49 ..... 6,632,466 688,648

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
b,d
5558, SG, IO, FRN, 2.738%, (-1 x 30-day SOFR Average + 6.4%), 7/25/55 ....... $ 18,743,516 $ 1,768,991
d
5057, TI, IO, 3%, 11/25/50 ........................................... 13,349,452 2,127,220
b,d
4839, WS, IO, FRN, 2.313%, (-1 x 30-day SOFR Average + 5.986%), 8/15/56 .... 6,186,204 839,721
a,b
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.412%, (30-day SOFR Average + 3.75%), 1/25/51 ... 1,051,000 1,092,312
2021-MN3, M2, 144A, FRN, 7.662%, (30-day SOFR Average + 4%), 11/25/51 .... 2,289,000 2,373,066
FNMA ,
d
2020-31, IO, 4.5%, 5/25/50 .......................................... 7,895,926 1,411,465
d
2020-96, IO, 3%, 1/25/51 ............................................ 6,667,495 1,151,666
d
2018-51, BI, IO, 5.5%, 7/25/38 ........................................ 1,260,920 55,794
d
2021-14, CI, IO, 4.5%, 11/25/49 ....................................... 3,630,842 808,387
2008-53, DO, Strip, 7/25/38 .......................................... 56,504 47,413
d
2012-104, HI, IO, 4%, 9/25/27 ........................................ 96,110 918
d
2023-49, IA, IO, 3%, 8/25/46 ......................................... 6,806,997 865,476
b,d
2012-74, IB, IO, FRN, 2.274%, (-1 x 30-day SOFR Average + 5.936%), 7/25/42 ... 5,062,920 510,526
d
2023-49, IB, IO, 3.5%, 3/25/47 ........................................ 5,922,091 906,635
d
2021-3, IB, IO, 2.5%, 2/25/51 ......................................... 5,382,269 901,758
d
2021-25, IJ, IO, 3.5%, 5/25/51 ........................................ 17,467,600 3,355,701
d
2020-20, IK, IO, 3.5%, 3/25/50 ........................................ 4,825,507 716,545
d
2015-58, KI, IO, 6%, 3/25/37 ......................................... 2,820,435 442,929
2007-14, KO, Strip, 3/25/37 .......................................... 1,601 1,367
b,d
2011-123, KS, IO, FRN, 2.824%, (-1 x 30-day SOFR Average + 6.486%), 10/25/41 . 156,202 10,428
d
2020-62, MI, IO, 3.5%, 5/25/49 ........................................ 22,979,468 4,136,759
2006-84, OT, Strip, 9/25/36 .......................................... 589 498
b,d
2022-51, PS, IO, FRN, 2.288%, (-1 x 30-day SOFR Average + 5.95%), 8/25/52 ... 9,102,931 855,226
b,d
2019-83, QS, IO, FRN, 2.174%, (-1 x 30-day SOFR Average + 5.836%), 1/25/50 .. 12,531,881 1,504,049
b,d
2019-51, SA, IO, FRN, 2.274%, (-1 x 30-day SOFR Average + 5.936%), 9/25/49 .. 5,387,840 682,628
b,d
2018-20, SB, IO, FRN, 2.474%, (-1 x 30-day SOFR Average + 6.136%), 3/25/48 .. 3,491,668 323,412
b,d
2023-57, SC, IO, FRN, 2.224%, (-1 x 30-day SOFR Average + 5.886%), 10/25/49 . 4,899,526 478,696
a,b
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 , M10 , 144A, FRN ,
7.026% , ( 30-day SOFR Average + 3.364% ), 10/25/49 ...................... 2,467,410 2,507,571
GNMA ,
d
2012-136, IO, 3.5%, 11/20/42 ......................................... 4,102,564 516,509
d
2014-76, IO, 5%, 5/20/44 ............................................ 1,558,342 316,469
1.6%, 2/20/49 .................................................... 7,829,467 514,624
d,e
2024-32, IO, FRN, 0.7%, 6/16/63 ...................................... 16,551,479 847,932
d,e
2016-H24, IO, FRN, 2.046%, 9/20/66 ................................... 5,283,916 319,175
d,e
2017-H09, IO, FRN, 1.86%, 4/20/67 .................................... 3,925,019 114,371
d
2014-174, AI, IO, 3%, 11/16/29 ........................................ 450,103 9,342
d,e
2014-H21, AI, IO, FRN, 2.113%, 10/20/64 ............................... 3,546,195 172,732
d,e
2015-H04, AI, IO, FRN, 1.921%, 12/20/64 ............................... 4,197,755 131,164
d,e
2015-H13, AI, IO, FRN, 2.365%, 6/20/65 ................................ 3,548,332 189,606
d,e
2015-H14, AI, IO, FRN, 2.67%, 6/20/65 ................................. 7,492,963 410,375
d,e
2015-H22, AI, IO, FRN, 2.432%, 9/20/65 ................................ 5,276,092 290,755
d,e
2016-H03, AI, IO, FRN, 1.957%, 1/20/66 ................................ 3,034,937 127,592
d,e
2016-H10, AI, IO, FRN, 1.762%, 4/20/66 ................................ 5,660,122 162,310
d,e
2016-H19, AI, IO, FRN, 2.593%, 9/20/66 ................................ 3,953,908 169,520
d,e
2020-H18, AI, IO, FRN, 2.275%, 9/20/70 ................................ 14,091,811 900,968
b,d
2023-7, AS, IO, FRN, 3.227%, (-1 x 30-day SOFR Average + 6.9%), 1/20/53 ..... 20,898,221 1,497,815
b,d
2023-56, AS, IO, FRN, 2.487%, (-1 x 30-day SOFR Average + 6.16%), 4/20/53 ... 21,493,182 1,359,300
d
2014-182, BI, IO, 4%, 1/20/39 ........................................ 2,615,813 136,771
d,e
2017-H04, BI, IO, FRN, 2.427%, 2/20/67 ................................ 3,714,528 160,727
d,e
2017-H23, BI, IO, FRN, 1.942%, 11/20/67 ............................... 3,336,968 121,996
d,e
2020-H05, BI, IO, FRN, 2.696%, 3/20/70 ................................ 1,799,030 82,421
d
2009-121, CI, IO, 4.5%, 12/16/39 ...................................... 2,448,861 382,934

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
d
2022-125, CI, IO, 5%, 6/20/52 ........................................ $ 7,677,817 $ 1,462,626
d,e
2015-H20, CI, IO, FRN, 2.53%, 8/20/65 ................................. 4,705,069 247,124
d,e
2016-H06, DI, IO, FRN, 2.222%, 7/20/65 ................................ 2,676,217 98,616
d,e
2020-H18, DI, IO, FRN, 2.684%, 11/20/70 ............................... 1,431,964 69,462
b,d
2023-181, DS, IO, FRN, 2.327%, (-1 x 30-day SOFR Average + 6%), 11/20/53 .... 20,144,208 1,092,962
b,d
2021-117, ES, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%), 7/20/51 ........ 5,397,760 776,895
b,d
2023-173, ES, IO, FRN, 3.277%, (-1 x 30-day SOFR Average + 6.95%), 11/20/53 .. 6,301,010 475,667
b,d
2024-4, ES, IO, FRN, 3.277%, (-1 x 30-day SOFR Average + 6.95%), 1/20/54 .... 9,185,683 644,450
b
2023-152, FB, FRN, 4.823%, ( 30-day SOFR Average + 1.15%), 4/20/51 ......... 865,588 883,458
d
2021-176, GI, IO, 3%, 10/20/51 ....................................... 6,195,733 931,846
d
2024-4, GI, IO, 5%, 2/20/53 .......................................... 3,166,098 780,271
d,e
2016-H27, GI, IO, FRN, 2.222%, 12/20/66 ............................... 6,668,491 424,743
d,e
2017-H08, GI, IO, FRN, 1.771%, 2/20/67 ................................ 4,840,038 432,612
d,e
2015-H10, HI, IO, FRN, 2.299%, 4/20/65 ................................ 3,309,140 194,164
b,d
2025-62, HS, IO, FRN, 2.41%, (-1 x 1-month SOFR + 6.086%), 11/20/47 ........ 6,455,072 766,546
b,d
2024-51, HS, IO, FRN, 2.327%, (-1 x 30-day SOFR Average + 6%), 3/20/54 ...... 11,367,315 643,058
b,d
2024-110, HS, IO, FRN, 2.977%, (-1 x 30-day SOFR Average + 6.65%), 7/20/54 .. 11,887,773 908,473
d,e
2025-H14, IA, IO, FRN, 1.771%, 5/20/75 ................................ 22,858,984 683,081
d
2020-138, IB, IO, 2.5% , 9/20/50 ....................................... 20,203,406 2,889,950
d,e
2023-H16, ID, IO, FRN, 0.344%, 4/20/72 ................................ 8,730,875 285,756
d
2014-102, IG, IO, 3.5%, 3/16/41 ....................................... 106,802 1,217
d
2022-30, IG, IO, 3%, 2/20/52 ......................................... 6,861,828 1,034,605
d
2024-4, IG, IO, 5%, 12/20/52 ......................................... 4,743,643 888,894
d
2013-39, IJ, IO, 4.5%, 3/20/43 ........................................ 3,473,491 517,043
d,e
2016-H13, IK, IO, FRN, 2.634%, 6/20/66 ................................ 2,292,519 210,492
d
2021-89, IL, IO, 4.5%, 5/20/51 ........................................ 6,069,235 1,415,408
d
2021-8, IP, IO, 2.5%, 1/20/51 ......................................... 22,723,815 3,293,715
d
2021-188, IW, IO, 3%, 10/20/51 ....................................... 6,814,347 1,152,723
d,e
2021-H12, IY, IO, FRN, 0.058%, 8/20/71 ................................ 37,376,413 801,676
d
2020-175, JI, IO, 3.5%, 11/20/50 ...................................... 8,727,280 1,653,767
d,e
2016-H24, JI, IO, FRN, 2.701%, 11/20/66 ................................ 1,793,114 114,940
d,e
2018-H19, JI, IO, FRN, 2.304%, 10/20/68 ................................ 5,525,767 190,506
d,e
2022-H04, JI, IO, FRN, 0.759%, 2/20/72 ................................. 17,888,812 871,035
b
2023-140, JS, FRN, 6.91%, (-2 x 30-day SOFR Average + 16.05%), 9/20/53 ..... 701,638 711,680
d
2015-52, KI, IO, 3.5%, 11/20/40 ....................................... 616,943 18,376
d
2025-214, KI, IO, 5.5%, 12/20/55 ...................................... 4,793,095 1,009,673
d,e
2017-H03, KI, IO, FRN, 2.495%, 1/20/67 ................................ 5,042,495 435,450
b,d
2020-96, KS, IO, FRN, 2.36%, (-1 x 1-month SOFR + 6.036%), 7/20/50 ......... 11,334,886 1,440,590
d
2016-75, LI, IO, 6%, 1/20/40 ......................................... 1,674,263 230,396
d
2015-89, LI, IO, 5%, 12/20/44 ......................................... 2,757,137 481,200
b,d
2024-126, LS, IO, FRN, 2.977%, (-1 x 30-day SOFR Average + 6.65%), 8/20/54 ... 22,568,279 1,752,316
d
2012-38, MI, IO, 4%, 3/20/42 ......................................... 4,246,315 724,961
d
2015-53, MI, IO, 4%, 4/16/45 ......................................... 2,417,198 472,518
d
2021-7, MI, IO, 2.5%, 1/20/51 ......................................... 10,187,729 1,501,113
d,e
2017-H06, MI, IO, FRN, 2.232%, 2/20/67 ................................ 5,325,640 208,920
d,e
2017-H10, MI, IO, FRN, 1.785%, 4/20/67 ................................ 4,073,348 111,743
b,d
2020-112, MS, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%), 8/20/50 ........ 4,091,341 548,761
d
2021-97, NI, IO, 2.5%, 8/20/49 ........................................ 7,802,874 893,194
d
2020-123, NI, IO, 2.5%, 8/20/50 ....................................... 12,783,827 1,925,515
d
2021-76, NI, IO, 3%, 8/20/50 ......................................... 8,864,213 1,499,079
d,e
2016-H23, NI, IO, FRN, 2.729%, 10/20/66 ............................... 5,748,512 283,315
d,e
2017-H08, NI, IO, FRN, 1.92%, 3/20/67 ................................. 3,193,946 116,032
b,d
2024-4, NS, IO, FRN, 2.077%, (-1 x 30-day SOFR Average + 5.75%), 1/20/54 .... 12,667,690 814,970
d
2013-6, OI, IO, 5%, 1/20/43 .......................................... 4,451,156 876,115
d,e
2016-H07, PI, IO, FRN, 2.204%, 3/20/66 ................................ 3,713,780 251,690
b
2023-66, PS, FRN, 6.193%, (-3 x 30-day SOFR Average + 15.375%), 5/20/53 .... 2,273,651 2,218,419

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
d
2013-51, QI, IO, 5%, 2/20/43 ......................................... $ 1,550,825 $ 156,797
d,e
2016-H18, QI, IO, FRN, 2.814%, 6/20/66 ................................ 3,328,375 195,702
b,d
2024-64, QS, IO, FRN, 2.327%, (-1 x 30-day SOFR Average + 6%), 4/20/54 ...... 31,492,694 2,193,258
b,d
2023-19, S, IO, FRN, 2.26%, (-1 x 1-month SOFR + 5.936%), 11/20/49 ......... 20,653,340 2,295,825
b,d
2022-153, S, IO, FRN, 2.377%, (-1 x 30-day SOFR Average + 6.05%), 5/20/50 .... 8,817,934 860,832
b,d
2024-11, S, IO, FRN, 2.727%, (-1 x 30-day SOFR Average + 6.4%), 1/20/54 ...... 6,933,491 441,811
b,d
2013-87, SA, IO, FRN, 2.41%, (-1 x 1-month SOFR + 6.086%), 6/20/43 ......... 5,134,480 563,562
b,d
2020-47, SA, IO, FRN, 2.21%, (-1 x 1-month SOFR + 5.886%), 5/20/44 ......... 8,188,183 841,012
b,d
2014-119, SA, IO, FRN, 1.81%, (-1 x 1-month SOFR + 5.486%), 8/20/44 ........ 2,332,798 216,585
b,d
2024-7, SA, IO, FRN, 2.727%, (-1 x 30-day SOFR Average + 6.4%), 1/20/54 ..... 7,022,289 448,917
b,d
2010-20, SC, IO, FRN, 2.36%, (-1 x 1-month SOFR + 6.036%), 2/20/40 ......... 326,404 32,906
b,d
2024-96, SC, IO, FRN, 2.977%, (-1 x 30-day SOFR Average + 6.65%), 6/20/54 ... 17,304,885 1,416,455
b,d
2016-80, SD, IO, FRN, 2.31%, (-1 x 1-month SOFR + 5.986%), 6/20/46 ......... 5,117,666 622,810
b,d
2025-120, SD, IO, FRN, 2.21%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ....... 15,439,300 1,690,055
b,d
2019-121, SD, IO, FRN, 2.21%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ....... 6,517,203 763,116
b,d
2019-125, SG, IO, FRN, 2.26%, (-1 x 1-month SOFR + 5.936%), 10/20/49 ....... 6,719,469 759,419
b,d
2022-209, SG, IO, FRN, 1.927%, (-1 x 30-day SOFR Average + 5.6%), 12/20/52 .. 26,918,467 1,655,176
b,d
2022-120, SH, IO, FRN, 2.377%, (-1 x 30-day SOFR Average + 6.05%), 7/20/52 .. 13,573,489 1,153,760
b,d
2023-66, SH, IO, FRN, 2.477%, (-1 x 30-day SOFR Average + 6.15%), 5/20/53 ... 12,125,085 868,006
b,d
2011-156, SK, IO, FRN, 2.81%, (-1 x 1-month SOFR + 6.486%), 4/20/38 ........ 4,385,402 466,311
b,d
2021-98, SK, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%), 6/20/51 ......... 7,395,910 989,490
b,d
2023-103, SK, IO, FRN, 2.327%, (-1 x 30-day SOFR Average + 6%), 7/20/53 ..... 11,588,874 718,848
b,d
2023-13, SL, IO, FRN, 2.577%, (-1 x 30-day SOFR Average + 6.25%), 1/20/53 .... 16,156,164 1,105,358
b,d
2021-59, SM, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%), 4/20/51 ......... 3,413,435 437,907
b,d
2021-77, SM, IO, FRN, 2.51%, (-1 x 1-month SOFR + 6.186%), 5/20/51 ......... 10,599,926 1,413,555
b,d
2013-182, SP, IO, FRN, 2.91%, (-1 x 1-month SOFR + 6.586%), 12/20/43 ....... 2,091,696 280,720
b,d
2023-20, SP, IO, FRN, 3.327%, (-1 x 30-day SOFR Average + 7%), 2/20/53 ...... 9,367,110 705,970
b,d
2019-110, SQ, IO, FRN, 2.26%, (-1 x 1-month SOFR + 5.936%), 9/20/49 ........ 4,562,367 503,475
b,d
2023-24, SQ, IO, FRN, 2.577%, (-1 x 30-day SOFR Average + 6.25%), 2/20/53 ... 5,346,976 368,892
b,d
2024-30, SU, IO, FRN, 2.177%, (-1 x 30-day SOFR Average + 5.85%), 2/20/54 ... 17,435,505 1,095,496
d
2021-182, TI, IO, 3.5%, 10/20/51 ...................................... 3,838,783 711,875
d,e
2015-H23, TI, IO, FRN, 1.967%, 9/20/65 ................................ 2,796,282 114,919
d
2020-162, UI, IO, 2.5%, 10/20/50 ...................................... 6,795,960 982,093
b,d
2024-30, WS, IO, FRN, 2.127%, (-1 x 30-day SOFR Average + 5.8%), 2/20/54 .... 13,842,542 752,389
d,e
2015-H16, XI, IO, FRN, 2.647%, 7/20/65 ................................ 1,738,827 105,542
125,381,316
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $123,040,948) ........
125,381,316
Total Long Term Investments (Cost $1,153,403,999) .............................
1,142,683,683
a
a a a a
Short Term Investments 16.6%
Shares
a
Management Investment Companies 13.8%
h,i
Putnam Short Term Investment Fund, Class P, 3.821% ....................... 53,474,576 53,474,576
Total Management Investment Companies (Cost $53,474,576) ....................
53,474,576
Principal
Amount
U.S. Government and Agency Securities 2.8%
j,k
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................................... 2,200,000 2,195,127

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
j,k
U.S. Treasury Bills, (continued)
3.58%, 7/16/26 ................................................... $ 8,500,000 $ 8,410,440
10,605,567
Total U.S. Government and Agency Securities (Cost $10,606,198) .................
10,605,567
Total Short Term Investments (Cost $64,080,774) ................................
64,080,143
a
Total Investments (Cost $1,217,484,773) 312.6% ................................
$1,206,763,826
TBA Sale Commitments (64.8)% ...............................................
(250,048,811)
Other Assets, less Liabilities (147.8)% .........................................
(570,614,099)
Net Assets 100.0% ...........................................................
$386,100,916
a a a a a
TBA Sale Commitments (64.8)%
Mortgage-Backed Securities (64.8)%
Federal National Mortgage Association (FNMA) Fixed Rate (45.8)%
l
Uniform Mortgage-Backed Securities ,
2.5%, TBA, 4/25/56 .................................................. (5,000,000) (4,234,766)
4.5%, TBA, 4/25/56 .................................................. (4,000,000) (3,836,641)
5.5%, TBA, 4/25/56 .................................................. (58,000,000) (58,389,687)
6%, TBA, 4/25/56 ................................................... (108,000,000) (110,445,373)
(176,906,467)
Government National Mortgage Association (GNMA) Fixed Rate (19.0)%
l
GNMA II, Single-family, 30 Year, 6%, 4/15/56 ............................... (72,000,000) (73,142,344)
Total TBA Sale Commitments (Cost $(250,130,742)) .............................
$(250,048,811)
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $125,430,001, representing 32.5% of net assets.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
g
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
h
See Note 3 ( g ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
The rate shown represents the yield at period end.
k
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At March 31, 2026, the aggregate value of these securities pledged amounted to $7,876,656, representing 2.0% of net assets.
l
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At March 31, 2026, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At March 31, 2026, the Fund had the following forward premium swap options contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 2 Year Notes ..................... Short 175 $ 36,302,930 6/30/26 $ 264,986
Total Futures Contracts ...................................................................... $264,986
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.55%/1-day SOFR/May-28/(Written) BOFA 5/20/26 / 3.55% 213,943,700 $ (1,904,099) $ 1,296,681
(3.56%)/1-day SOFR/May-28/(Purchased) BOFA 5/20/26 / 3.56% 213,943,700 353,007 475,049
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 26,602,700 1,362,058 (989,490)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 26,602,700 1,300,872 (858,161)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 23,866,000 1,373,488 61,249
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 23,866,000 1,373,488 (971,131)
3.61%/1-day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 17,140,800 672,777 (266,858)
(3.61%)/1-day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 17,140,800 672,777 (15,240)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 2,728,900 340,294 (39,426)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 2,728,900 340,294 (31,425)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 2,873,200 104,297 (96,685)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 11,892,700 648,152 (209,982)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 11,892,700 648,152 (142,395)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 3,640,400 455,960 (84,469)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 3,640,400 455,960 (52,240)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 13,681,500 797,632 (602,552)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 2,467,800 295,889 14,593
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 2,467,800 295,889 (90,244)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 12,604,500 456,283 (205,733)
Unrealized appreciation 1,847,572
Unrealized (depreciation) (4,656,031)
Total $(2,808,459)
*
In U.S. dollars unless otherwise indicated.

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At March 31, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 711,000 $ 391,768 $ 286,537 $ 105,231
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 31,000 17,081 1,764 15,317
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 3,448,000 1,355,639 1,281,422 74,217
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 501,000 60,834 22,574 38,260
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 216,000 26,228 111,197 (84,969)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 65,000 25,918 28,145 (2,227)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 130,000 51,835 53,080 (1,245)
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 2,165,000 863,255 950,911 (87,656)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 2,354,000 643,843 707,526 (63,683)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 1,792,000 490,131 579,466 (89,335)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 3,086,000 376,492 385,335 (8,843)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 4,531,000 883,168 1,285,860 (402,692)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 1,017,000 198,231 184,586 13,645
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,034,000 423,156 426,461 (3,305)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 1,242,000 258,388 240,586 17,802
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 784,000 141,097 151,449 (10,352)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 1,274,000 229,284 262,257 (32,973)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 1,017,000 240,464 182,679 57,785
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 2,026,000 (130,655) (266,877) 136,222
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 360,000 (198,364) (28,886) (169,478)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 2,413,000 (948,711) (1,031,696) 82,985
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 1,462,000 (177,524) (254,204) 76,680
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 31,000 (3,765) (5,382) 1,617
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 1,670,000 (202,779) (186,736) (16,043)
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 140,000 (25,655) (31,824) 6,169
Investment
Grade

Putnam Mortgage Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
At March 31, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 141,000 $ (25,838) $ (28,955) $ 3,117
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 69,000 (12,645) (15,685) 3,040
Investment
Grade
Total Credit Default Swap Contracts ........................................ $4,950,876 $5,291,590 $(340,714)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 858,772,000 $ 5,676,708 $ (735,794) $ 6,412,502
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.5% ..... Annual 6/17/28 50,426,000 111,711 160,276 (48,565)
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 503,957,000 (4,072,138) 155,552 (4,227,690)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 20,162,000 76,234 120,086 (43,852)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 298,370,000 2,916,377 1,081,364 1,835,013
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.8% ..... Annual 6/17/36 6,234,000 39,408 39,408 —
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 17,710,000 (103,482) 18,142 (121,624)

Putnam Mortgage Securities Fund
Schedule of Investments (unaudited)
Putnam Mortgage Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 6/17/56 5,829,000 $ 87,112 $ 104,114 $ (17,002)
Total Interest Rate Swap Contracts ................................. $4,731,930 $ 943,148 $3,788,782
*
In U.S. dollars unless otherwise indicated.
See Note 8 regarding other derivative information.
See A bbreviations on page 40 .

Putnam Mortgage Securities Fund
Financial Statements
Statement of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Mortgage
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,164,010,197
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 53,474,576
Value - Unaffiliated issuers .................................................................. $1,153,289,250
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 53,474,576
Cash .................................................................................... 4,355,048
Receivables:
Investment securities sold ................................................................... 256,000
Receivable for sales of TBA securities (Note 1 d ) .................................................. 250,246,563
Capital shares sold ........................................................................ 116,215
Dividends and interest ..................................................................... 2,975,658
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 12,955,702
Variation margin on futures contracts ........................................................... 196,329
OTC swap contracts (upfront payments ) .......................................................... 7,141,835
Unrealized appreciation on forward premium swap option contracts ..................................... 1,847,572
Unrealized appreciation on OTC swap contracts .................................................... 632,087
Prepaid expenses .......................................................................... 307,071
Other assets .............................................................................. 1,251
Total assets .......................................................................... 1,487,795,157
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,666,962
Payable for purchases of TBA securities (Note 1 d ) ................................................ 836,341,289
Capital shares redeemed ................................................................... 574,983
Management fees ......................................................................... 121,029
Administrative fees ........................................................................ 2,106
Distribution fees .......................................................................... 76,543
Transfer agent fees ........................................................................ 206,401
Trustees' fees and expenses ................................................................. 374,747
Variation margin on centrally cleared swap contracts ............................................... 496,718
Deposits from brokers for:
OTC derivative contracts .................................................................. 4,208,000
OTC swap contracts (upfront receipts ) ........................................................... 1,850,245
Unrealized depreciation on OTC swap contracts .................................................... 972,801
Unrealized depreciation on forward premium swap option contracts ..................................... 4,656,031
TBA sale commitments, at value (proceeds $250,130,742) (Note 1d) .................................... 250,048,811
Accrued expenses and other liabilities ........................................................... 97,575
Total liabilities ......................................................................... 1,101,694,241
Net assets, at value ................................................................. $386,100,916
Net assets consist of:
Paid-in capital ............................................................................. $804,299,339
Total distributable earnings (losses) ............................................................. (418,198,423)
Net assets, at value ................................................................. $386,100,916

Putnam Mortgage Securities Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Mortgage
Securities Fund
Class A:
Net assets, at value ....................................................................... $345,983,931
Shares outstanding ........................................................................ 43,575,000
Net asset value per share
a,b
.................................................................. $7.94
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $8.27
Class C:
Net assets, at value ....................................................................... $1,536,073
Shares outstanding ........................................................................ 196,472
Net asset value and maximum offering price per share
a,b
............................................ $7.82
Class R:
Net assets, at value ....................................................................... $3,289,834
Shares outstanding ........................................................................ 422,496
Net asset value and maximum offering price per share
b
............................................. $7.79
Class R6:
Net assets, at value ....................................................................... $3,507,548
Shares outstanding ........................................................................ 451,076
Net asset value and maximum offering price per share
b
............................................. $7.78
Class Y:
Net assets, at value ....................................................................... $31,783,530
Shares outstanding ........................................................................ 4,088,348
Net asset value and maximum offering price per share
b
............................................. $7.77
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Mortgage Securities Fund
Financial Statements
Statement of Operations
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Mortgage
Securities Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $950,594
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (811,283)
Paid in cash
a
........................................................................... 11,551,077
Total investment income ................................................................... 11,690,388
Expenses:
Management fees (Note 3 a ) ................................................................... 720,624
Administrative fees (Note 3 b ) .................................................................. 3,712
Distribution fees: (Note 3c )
    Class A ................................................................................ 441,746
    Class C ................................................................................ 7,858
    Class R ................................................................................ 8,385
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 331,322
    Class C ................................................................................ 1,475
    Class R ................................................................................ 3,142
    Class R6 ............................................................................... 880
    Class Y ................................................................................ 28,388
Custodian fees ............................................................................ 5,737
Reports to shareholders fees .................................................................. 34,742
Registration and filing fees .................................................................... 38,092
Professional fees ........................................................................... 85,946
Trustees' fees and expenses (Note 3f) ........................................................... 7,391
Other .................................................................................... 6,088
Total expenses ......................................................................... 1,725,528
Expense reductions (Note 4) ............................................................... (39,985)
Net expenses ......................................................................... 1,685,543
Net investment income ................................................................ 10,004,845
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 967,165
Forward premium swap option contracts ........................................................ (1,091,496)
Futures contracts ......................................................................... 44,938
TBA sale commitments ..................................................................... (114,939)
Swap contracts ........................................................................... (859,182)
Net realized gain (loss) .................................................................. (1,053,514)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (3,437,783)
Translation of other assets and liabilities denominated in foreign currencies .............................. 22
Forward premium swap option contracts ........................................................ 1,688,461
Futures contracts ......................................................................... 244,631
TBA sale commitments ..................................................................... 81,931
Swap contracts ........................................................................... 6,419,721
Net change in unrealized appreciation (depreciation) ............................................ 4,996,983
Net realized and unrealized gain (loss) ............................................................ 3,943,469
Net increase (decrease) in net assets resulting from operations .......................................... $13,948,314
a
Includes amortization of premium and accretion of discount.

Putnam Mortgage Securities Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Mortgage Securities Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,004,845 $24,818,922
Net realized gain (loss) ................................................. (1,053,514) 1,331,037
Net change in unrealized appreciation (depreciation) ........................... 4,996,983 (3,934,546)
Net increase (decrease) in net assets resulting from operations ................ 13,948,314 22,215,413
Distributions to shareholders:
Class A ............................................................. (9,946,240) (53,216,329)
Class C ............................................................. (38,946) (210,556)
Class R ............................................................. (92,587) (532,695)
Class R6 ............................................................ (108,246) (635,778)
Class Y ............................................................. (869,949) (4,977,662)
Total distributions to shareholders .......................................... (11,055,968) (59,573,020)
Capital share transactions: (Note 2 )
Class A ............................................................. (15,579,908) 1,323,054
Class C ............................................................. (126,081) 171,218
Class R ............................................................. (22,327) (493,887)
Class R6 ............................................................ 102,685 (116,287)
Class Y ............................................................. (9,200,775) 10,317,191
Total capital share transactions ............................................ (24,826,406) 11,201,289
Net increase (decrease) in net assets ................................... (21,934,060) (26,156,318)
Net assets:
Beginning of period ..................................................... 408,034,976 434,191,294
End of period .......................................................... $386,100,916 $408,034,976

Putnam Mortgage Securities Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam Mortgage Securities Fund
1. Organization and Significant Accounting Policies
Putnam Mortgage Securities Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.

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Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

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(continued)
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
1. Organization and Significant Accounting Policies
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index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8 regarding other derivative information.
f. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

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g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded separately in the Statement of
Operations. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 610,236 $4,849,274 1,771,074 $14,027,490
Shares issued in reinvestment of distributions .......... 1,129,038 8,962,023 6,185,661 47,798,694
Shares redeemed ............................... (3,698,736) (29,391,205) (7,706,675) (60,503,130)
Net increase (decrease) .......................... (1,959,462) $(15,579,908) 250,060 $1,323,054
Class C Shares:
Shares sold ................................... 6,863 $53,807 76,213 $590,089
Shares issued in reinvestment of distributions .......... 4,311 33,709 24,557 187,084
Shares redeemed
a
.............................. (27,259) (213,597) (77,385) (605,955)
Net increase (decrease) .......................... (16,085) $(126,081) 23,385 $171,218
1. Organization and Significant Accounting Policies
(continued)

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Putnam Mortgage Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 35,741 $277,904 53,828 $418,444
Shares issued in reinvestment of distributions .......... 11,895 92,587 69,788 529,963
Shares redeemed ............................... (50,071) (392,818) (187,099) (1,442,294)
Net increase (decrease) .......................... (2,435) $(22,327) (63,483) $(493,887)
Class R6 Shares:
Shares sold ................................... 28,252 $220,191 315,036 $2,489,643
Shares issued in reinvestment of distributions .......... 12,332 95,839 78,433 594,429
Shares redeemed ............................... (27,363) (213,345) (424,238) (3,200,359)
Net increase (decrease) .......................... 13,221 $102,685 (30,769) $(116,287)
Class Y Shares:
Shares sold ................................... 1,095,096 $8,534,731 4,615,623 $35,561,078
Shares issued in reinvestment of distributions .......... 86,445 671,696 522,956 3,963,766
Shares redeemed ............................... (2,359,291) (18,407,202) (3,785,779) (29,207,653)
Net increase (decrease) .......................... (1,177,750) $(9,200,775) 1,352,800 $10,317,191
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

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be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended March 31, 2026, the annualized gross effective investment management fee rate was 0.368% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion and
0.315% of any excess thereafter.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended March 31, 2026, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $6,318
CDSC retained .............................................................................. $8
3. Transactions with Affiliates
(continued)

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Putnam Mortgage Securities Fund
(continued)
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended March 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $48,375,449 $78,578,988 $(73,479,861) $— $— $53,474,576 53,474,576 $950,594
Total Affiliated Securities ... $48,375,449 $78,578,988 $(73,479,861) $— $— $53,474,576 $950,594
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 195,743,808
Long term ................................................................................ 155,860,934
Total capital loss carryforwards ............................................................... $351,604,742
Cost of investments .......................................................................... $1,029,719,177
Unrealized appreciation ........................................................................ $30,649,011
Unrealized depreciation ........................................................................ (96,513,840)
Net unrealized appreciation (depreciation) .......................................................... $(65,864,829)
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Securities Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2026, aggregated
$4,178,912,706 and $4,751,987,984, respectively.
7. Credit Risk and Defaulted Securities
At March 31, 2026, the Fund had 9.6% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March
31, 2026, the aggregate value of these securities was $618,610 representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At March 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Mortgage Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 264,986
a
Variation margin on futures
contracts
$ —
Variation margin on centrally
cleared swap contracts
8,247,515
a
Variation margin on centrally
cleared swap contracts
4,458,733
a
Unrealized appreciation on
forward premium swap option
contracts
1,847,572
Unrealized depreciation on
forward premium swap option
contracts
4,656,031
Credit contracts ............
OTC swap contracts (upfront
payments)
7,141,835
OTC swap contracts (upfront
receipts)
1,850,245
Unrealized appreciation on OTC
swap contracts
632,087
Unrealized depreciation on OTC
swap contracts
972,801
Total .................... $18,133,995 $11,937,810
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
5. Income Taxes
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Mortgage Securities Fund
(continued)
For the period ended March 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended March 31, 2026, the average month end notional amount of futures contracts, swap contracts and options represented $41,372,192, $1,645,168,886 and $855,194,500, respectively.
At March 31, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Mortgage Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $44,938 Futures contracts $244,631
Swap contracts (704,477) Swap contracts 6,004,416
Forward premium swap option
contracts (1,091,496)
Forward premium swap option
contracts 1,688,461
Credit contracts ...............
Swap contracts (154,705) Swap contracts 415,305
Total ....................... $(1,905,740) $8,352,813
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Mortgage Securities Fund
Forward Premium Swap Option Contracts ................... $ 1,847,572 $ 4,656,031
Swap Contracts ....................................... 7,773,922 2,823,046
Total ............................................. $9,621,494 $7,479,077
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
8. Other Derivative Information
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Mortgage Securities Fund
(continued)
At March 31, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Putnam Mortgage Securities Fund
Counterparty
BOFA .................... $ 1,832,979 $ (1,832,979) $ — $ — $ —
CITI ..................... 2,730,582 (1,893,363) — (837,219) —
DBAB ................... — — — — —
GSCO ................... 2,484,314 (650,282) — (1,834,032) —
JPHQ ................... 369,585 (283,333) — — 86,252
MCM .................... 14,593 (14,593) — — —
MLCO ................... 153,303 (153,303) — — —
MSCO ................... 2,036,138 (225,649) — (1,508,000) 302,489
NATW ................... — — — — —
Total ................... $9,621,494 $(5,053,502) $— $(4,179,251) $388,741
$ 1
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Mortgage Securities Fund
(continued)
At March 31, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 40 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2026, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Mortgage Securities Fund
Counterparty
BOFA .................... $ 3,171,731 $ (1,832,979) $ (1,116,373) $ — $ 222,379
CITI ..................... 1,893,363 (1,893,363) — — —
DBAB ................... 489,086 — (393,924) — 95,162
GSCO ................... 650,282 (650,282) — — —
JPHQ ................... 283,333 (283,333) — — —
MCM .................... 90,244 (14,593) (75,651) — —
MLCO ................... 469,656 (153,303) (264,187) — 52,166
MSCO ................... 225,649 (225,649) — — —
NATW ................... 205,733 — (205,733) — —
Total ................... $7,479,077 $(5,053,502) $(2,055,868) $— $369,707
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Mortgage Securities Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Mortgage Securities Fund
Assets:
Investments in Securities:
a
Asset-Backed Securities ................... $ — $ 18,503,147 $ — $ 18,503,147
Commercial Mortgage-Backed Securities ...... — 101,629,770 — 101,629,770
Mortgage-Backed Securities ................ — 832,380,849 — 832,380,849
Residential Mortgage-Backed Securities ....... — 64,788,601 — 64,788,601
Agency Commercial Mortgage-Backed Securities — 125,381,316 — 125,381,316
Short Term Investments ................... 53,474,576 10,605,567 — 64,080,143
Total Investments in Securities ........... $53,474,576 $1,153,289,250 $— $1,206,763,826
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $1,847,572 $— $1,847,572
Futures Contracts ....................... 264,986 — — 264,986
Swap Contracts ......................... — 8,879,602 — 8,879,602
Total Other Financial Instruments ......... $264,986 $10,727,174 $— $10,992,160
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 250,048,811 $ — $ 250,048,811
Forward Premium Swap Option Contracts ...... — 4,656,031 — 4,656,031
Swap Contracts ......................... — 5,431,534 — 5,431,534
Total Other Financial Instruments ......... $— $260,136,376 $— $260,136,376
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Mortgage Securities Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Mortgage Securities Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
11. Operating Segments
(continued)

Putnam Mortgage Securities Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Mortgage Securities Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
MBS
Mortgage-Backed Security
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%

Putnam Mortgage Securities Fund

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38913-SFSOI 05/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Mortgage Securities Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	May 29, 2026